                                     [LOGO]

                                       MFS
                                    VARIABLE
                                     ACCOUNT

                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 1997







                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO


APO-719-X (12/97)

                                     [LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE


         We at Nationwide Life Insurance Company are pleased to bring you the 1997 annual report of the MFS Variable Account.

         Equity markets ended a volatile season to record the third straight year of gains topping the 20 percent mark. Additionally, returns on fixed income investments were buoyed by declining inflation, steady Federal Reserve policy and the positive outlook for lower budget deficits.

         The U.S. economy continues to be strong into 1998. However, there is still much uncertainty about what effect the Southeast Asian crisis will have on our economy during this year. The obvious result, we believe, will be a slowing of economic growth due to reduced exports, restrained pricing flexibility and lower corporate profits. We expect the Federal Reserve will continue to stay on the sidelines as the Southeast Asian economic turmoil plays out. At the same time, low inflation and low interest rates should continue to provide a healthy environment for financial assets.

         We are committed to our customers as our most valuable asset. Our commitment to you is to continue to add value to our products and services to help you achieve your financial planning and retirement goals. As always, we welcome and encourage your feedback.


                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President

                              MFS VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997



ASSETS:
   Investments at market value:
      MFS Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)
         53,689,665 shares (cost $53,689,665) .........................     $ 53,689,665
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         4,371,929 shares (cost $48,464,267) ..........................       54,299,363
      Massachusetts Investors Trust - Class A (MFSInvTr)
         3,072,042 shares (cost $40,805,788) ..........................       53,822,174
      MFS(R) Bond Fund - Class A (MFSBdFd)
         2,194,589 shares (cost $28,488,439) ..........................       29,890,295
      MFS(R) Emerging Growth Fund - Class A (MFSEmGro)
         435,385 shares (cost $11,786,584) ............................       15,752,245
      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         9,156,563 shares (cost $108,717,258) .........................      127,459,362
      MFS(R) High Income Fund - Class A (MFSHiInc)
         5,666,868 shares (cost $29,472,950) ..........................       31,337,778
      MFS(R) Research Fund - Class A (MFSRsrch)
         2,412,329 shares (cost $36,906,073) ..........................       51,358,491
      MFS(R) Total Return Fund - Class A (MFSTotRe)
         4,474,201 shares (cost $61,023,567) ..........................       70,781,856
      MFS(R) World Governments Fund - Class A (MFSWdGvt)
         615,543 shares (cost $6,947,062) .............................        6,672,487
      Nationwide Separate Account Trust - Money Market Fund (NSATMyMkt)
         1,607,744 shares (cost $1,607,744) ...........................        1,607,744
                                                                            ------------
            Total investments .........................................      496,671,460
   Accounts receivable ................................................               --
                                                                            ------------
            Total assets ..............................................      496,671,460
ACCOUNTS PAYABLE ......................................................          230,806
                                                                            ------------
CONTRACT OWNERS' EQUITY (NOTE 4) ......................................     $496,440,654
                                                                            ============

See accompanying notes to financial statements.

                              MFS VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                              TOTAL                       MFSMyMkt
                                                 -----------------------------   -------------------------
                                                      1997            1996          1997           1996
                                                 --------------   ------------   -----------   -----------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................  $   11,168,972     12,293,761     2,705,836     2,921,530
Mortality, expense and administration
  charges (note 2) ............................      (6,386,611)    (6,079,619)     (745,699)     (829,089)
                                                 --------------   ------------   -----------   -----------
  Net investment activity .....................       4,782,361      6,214,142     1,960,137     2,092,441
                                                 --------------   ------------   -----------   -----------

Proceeds from mutual fund shares sold .........     110,071,003    117,272,138    20,610,321    23,793,433
Cost of mutual fund shares sold ...............     (93,780,092)  (107,685,553)  (20,610,321)  (23,793,433)
                                                 --------------   ------------   -----------   -----------
  Realized gain (loss) on investments .........      16,290,911      9,586,585            -             -
Change in unrealized gain (loss) on investments      28,874,119     13,552,160            -             -
                                                 --------------   ------------   -----------   -----------
  Net gain (loss) on investments ..............      45,165,030     23,138,745            -             -
                                                 --------------   ------------   -----------   -----------
Reinvested capital gains ......................      35,833,931     32,734,659            -             -
                                                 --------------   ------------   -----------   -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      85,781,322     62,087,546     1,960,137     2,092,441
                                                 --------------   ------------   -----------   -----------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................      20,353,980     19,727,032     1,100,898     1,178,079
Transfers between funds                                      -              -        415,137     2,176,153
Redemptions ...................................     (73,887,620)   (70,243,669)   (9,257,435)  (11,269,674)
Annuity benefits ..............................        (575,900)      (569,003)      (93,817)     (108,113)
Annual contract maintenance charge (note 2) ...        (313,759)      (365,726)      (52,111)      (66,445)
Contingent deferred sales charges (note 2) ....        (110,645)      (157,482)      (18,363)      (42,224)
Adjustments to maintain reserves ..............        (207,752)       160,437       (61,628)       21,273
                                                 --------------   ------------   -----------   -----------
    Net equity transactions ...................     (54,741,696)   (51,448,411)   (7,967,319)   (8,110,951)
                                                 --------------   ------------   -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........      31,039,626     10,639,135    (6,007,182)   (6,018,510)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...     465,401,028    454,761,893    59,634,697    65,653,207
                                                 --------------   ------------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........  $  496,440,654    465,401,028    53,627,515    59,634,697
                                                 ==============   ============   ===========   ===========

                                                          MFSGrStk                  MFSInvTr
                                                  -----------------------   -----------------------
                                                     1997         1996         1997         1996
                                                  ----------   ----------   ----------   ----------
INVESTMENT ACTIVITY:
Reinvested dividends ..........................       24,246           -       539,189      555,368
Mortality, expense and administration
  charges (note 2) ............................     (611,886)    (489,752)    (654,656)    (508,389)
                                                  ----------   ----------   ----------   ----------
  Net investment activity .....................     (587,640)    (489,752)    (115,467)      46,979
                                                  ----------   ----------   ----------   ----------

Proceeds from mutual fund shares sold .........    9,529,571    9,842,454    8,177,991    7,763,408
Cost of mutual fund shares sold ...............   (9,428,903)  (9,788,967)  (6,155,456)  (7,533,000)
                                                  ----------   ----------   ----------   ----------
  Realized gain (loss) on investments .........      100,668       53,487    2,022,535      230,408
Change in unrealized gain (loss) on investments    9,294,338   (1,684,051)   7,256,714    4,567,977
                                                  ----------   ----------   ----------   ----------
  Net gain (loss) on investments ..............    9,395,006   (1,630,564)   9,279,249    4,798,385
                                                  ----------   ----------   ----------   ----------
Reinvested capital gains ......................    8,263,416    9,112,937    3,629,713    3,580,811
                                                  ----------   ----------   ----------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........   17,070,782    6,992,621   12,793,495    8,426,175
                                                  ----------   ----------   ----------   ----------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .............................    3,635,654    2,472,324    1,942,537    2,139,513
Transfers between funds                            2,687,926   (1,005,928)   2,765,560    1,308,452
Redemptions ...................................   (6,922,257)  (5,914,727)  (6,309,234)  (5,322,645)
Annuity benefits ..............................      (28,863)     (15,882)     (29,288)     (30,577)
Annual contract maintenance charge (note 2) ...      (23,238)     (25,468)     (23,465)     (24,452)
Contingent deferred sales charges (note 2) ....       (7,888)     (11,194)      (6,896)     (14,774)
Adjustments to maintain reserves ..............       (5,034)         509       11,801      (16,165)
                                                  ----------   ----------   ----------   ----------
    Net equity transactions ...................     (663,700)  (4,500,366)  (1,648,985)  (1,960,648)
                                                  ----------   ----------   ----------   ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........   16,407,082    2,492,255   11,144,510    6,465,527
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...   37,885,509   35,393,254   42,689,756   36,224,229
                                                  ----------   ----------   ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........   54,292,591   37,885,509   53,834,266   42,689,756
                                                  ==========   ==========   ==========   ==========

                                                                     (Continued)

                              MFS VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                              MFSBdFd                   MFSEmGro
                                                  ----------------------------   -----------------------
                                                       1997           1996          1997         1996
                                                  --------------   -----------   ----------   ----------
INVESTMENT ACTIVITY:
Reinvested dividends ...........................  $    2,107,121     2,546,610           -           -
Mortality, expense and administration
  charges (note 2) .............................        (396,702)     (462,241)    (203,090)    (190,970)
                                                  --------------   -----------   ----------   ----------
  Net investment activity ......................       1,710,419     2,084,369     (203,090)    (190,970)
                                                  --------------   -----------   ----------   ----------

Proceeds from mutual fund shares sold ..........       9,333,099    11,825,895    5,262,476    3,875,747
Cost of mutual fund shares sold ................     (10,135,867)  (12,672,918)  (2,905,959)  (2,507,651)
                                                  --------------   -----------   ----------   ----------
  Realized gain (loss) on investments ..........        (802,768)     (847,023)   2,356,517    1,368,096
Change in unrealized gain (loss) on investments        1,637,890      (507,048)     300,196      344,788
                                                  --------------   -----------   ----------   ----------
  Net gain (loss) on investments ...............         835,122    (1,354,071)   2,656,713    1,712,884
                                                  --------------   -----------   ----------   ----------
Reinvested capital gains .......................              -             -       146,983      180,030
                                                  --------------   -----------   ----------   ----------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........       2,545,541       730,298    2,600,606    1,701,944
                                                  --------------   -----------   ----------   ----------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..............................       1,559,363     1,625,769    1,031,633      453,322
Transfers between funds ........................        (108,298)   (3,044,250)    (178,233)   1,349,623
Redemptions ....................................      (6,948,653)   (5,846,431)  (2,704,987)  (1,307,775)
Annuity benefits ...............................         (60,635)      (76,135)      (2,476)      (1,786)
Annual contract maintenance charge (note 2) ....         (18,981)      (23,688)     (12,951)     (12,957)
Contingent deferred sales charges (note 2) .....         (10,920)       (6,283)      (2,146)      (3,876)
Adjustments to maintain reserves ...............         (51,904)        8,954        2,834       (1,277)
                                                  --------------   -----------   ----------   ----------
    Net equity transactions ....................      (5,640,028)   (7,362,064)  (1,866,326)     475,274
                                                  --------------   -----------   ----------   ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      (3,094,487)   (6,631,766)     734,280    2,177,218
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....      32,932,598    39,564,364   15,017,791   12,840,573
                                                  --------------   -----------   ----------   ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $   29,838,111    32,932,598   15,752,071   15,017,791
                                                  ==============   ===========   ==========   ==========

                                                            MFSGrOpp                     MFSHiInc
                                                    -------------------------   -------------------------
                                                       1997          1996          1997           1996
                                                    -----------   -----------   -----------   -----------
INVESTMENT ACTIVITY:
Reinvested dividends ...........................            -             -      2,822,103     3,009,796
Mortality, expense and administration
  charges (note 2) .............................     (1,647,663)   (1,513,781)     (429,925)     (451,033)
                                                    -----------   -----------   -----------   -----------
  Net investment activity ......................     (1,647,663)   (1,513,781)    2,392,178     2,558,763
                                                    -----------   -----------   -----------   -----------

Proceeds from mutual fund shares sold ..........     18,780,010    22,640,718    11,960,059    12,380,392
Cost of mutual fund shares sold ................    (13,831,419)  (18,764,003)  (11,497,057)  (12,023,351)
                                                    -----------   -----------   -----------   -----------
  Realized gain (loss) on investments ..........      4,948,591     3,876,715       463,002       357,041
Change in unrealized gain (loss) on investments       5,338,318     5,741,545       659,402       658,890
                                                    -----------   -----------   -----------   -----------
  Net gain (loss) on investments ...............     10,286,909     9,618,260     1,122,404     1,015,931
                                                    -----------   -----------   -----------   -----------
Reinvested capital gains .......................     15,812,829    12,866,449            -             -
                                                    -----------   -----------   -----------   -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations .........     24,452,075    20,970,928     3,514,582     3,574,694
                                                    -----------   -----------   -----------   -----------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..............................      4,422,563     6,515,933     2,014,240     1,043,677
Transfers between funds ........................     (1,615,174)   (1,363,214)   (1,592,252)     (511,982)
Redemptions ....................................    (16,045,965)  (17,851,175)   (6,332,971)   (5,362,523)
Annuity benefits ...............................       (146,801)     (145,869)      (96,044)      (88,866)
Annual contract maintenance charge (note 2) ....        (88,671)     (103,450)      (25,213)      (29,914)
Contingent deferred sales charges (note 2) .....        (30,681)      (29,103)       (9,241)      (10,977)
Adjustments to maintain reserves ...............        (82,131)       89,876        19,507        15,088
                                                    -----------   -----------   -----------   -----------
    Net equity transactions ....................    (13,586,860)  (12,887,002)   (6,021,974)   (4,945,497)
                                                    -----------   -----------   -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     10,865,215     8,083,926    (2,507,392)   (1,370,803)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ....    116,502,318   108,418,392    33,862,351    35,233,154
                                                    -----------   -----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........    127,367,533   116,502,318    31,354,959    33,862,351
                                                    ===========   ===========   ===========   ===========

MFS VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS AND CHANGES
IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                MFSRsrch                   MFSTotRe
                                                        ------------------------   -------------------------
                                                           1997          1996         1997          1996
                                                        -----------   ----------   -----------   -----------
INVESTMENT ACTIVITY:
Reinvested dividends .................................  $         -       59,553     2,616,792     2,910,060
Mortality, expense and administration
  charges (note 2) ...................................     (653,983)    (555,936)     (921,609)     (925,017)
                                                        -----------   ----------   -----------   -----------
  Net investment activity ............................     (653,983)    (496,383)    1,695,183     1,985,043
                                                        -----------   ----------   -----------   -----------

Proceeds from mutual fund shares sold ................    8,666,290    5,601,511    13,549,787    13,306,729
Cost of mutual fund shares sold ......................   (4,983,282)  (3,453,854)   (9,954,406)  (10,003,074)
                                                        -----------   ----------   -----------   -----------
  Realized gain (loss) on investments ................    3,683,008    2,147,657     3,595,381     3,303,655
Change in unrealized gain (loss) on investments ......    3,267,694    4,681,987     1,350,731    (1,367,319)
                                                        -----------   ----------   -----------   -----------
  Net gain (loss) on investments .....................    6,950,702    6,829,644     4,946,112     1,936,336
                                                        -----------   ----------   -----------   -----------
Reinvested capital gains .............................    2,277,894    2,232,263     5,669,396     4,711,473
                                                        -----------   ----------   -----------   -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...............    8,574,613    8,565,524    12,310,691     8,632,852
                                                        -----------   ----------   -----------   -----------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ....................................    2,733,275    2,534,860       979,319       901,538
Transfers between funds ..............................      (25,300)   4,574,639    (1,533,328)   (3,481,107)
Redemptions ..........................................   (6,469,698)  (5,317,309)  (10,543,599)   (8,249,907)
Annuity benefits .....................................      (47,531)     (41,066)      (61,621)      (51,710)
Annual contract maintenance charge (note 2) ..........      (22,942)     (23,769)      (37,178)      (43,179)
Contingent deferred sales charges (note 2) ...........       (6,702)      (8,038)      (15,080)      (27,258)
Adjustments to maintain reserves .....................        8,745       16,472       (50,752)       24,541
                                                        -----------   ----------   -----------   -----------
    Net equity transactions ..........................   (3,830,153)   1,735,789   (11,262,239)  (10,927,082)
                                                        -----------   ----------   -----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ................    4,744,460   10,301,313     1,048,452    (2,294,230)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ..........   46,619,691   36,318,378    69,680,071    71,974,301
                                                        -----------   ----------   -----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ................  $51,364,151   46,619,691    70,728,523    69,680,071
                                                        ===========   ==========   ===========   ===========

                                                                 MFSWdGvt                 NSATMyMkt
                                                         -----------------------   ----------------------
                                                            1997         1996         1997        1996
                                                         ----------   ----------   ----------   ---------
INVESTMENT ACTIVITY:
Reinvested dividends .................................      260,144      186,391       93,541     104,453
Mortality, expense and administration
  charges (note 2) ...................................      (97,514)    (125,846)     (23,884)    (27,565)
                                                         ----------   ----------   ----------   ---------
  Net investment activity ............................      162,630       60,545       69,657      76,888
                                                         ----------   ----------   ----------   ---------

Proceeds from mutual fund shares sold ................    2,902,749    5,905,156    1,298,650     336,695
Cost of mutual fund shares sold ......................   (2,978,772)  (6,808,607)  (1,298,650)   (336,695)
                                                         ----------   ----------   ----------   ---------
  Realized gain (loss) on investments ................      (76,023)    (903,451)           -           -
Change in unrealized gain (loss) on investments ......     (231,164)   1,115,391            -           -
                                                         ----------   ----------   ----------   ---------
  Net gain (loss) on investments .....................     (307,187)     211,940            -           -
                                                         ----------   ----------   ----------   ---------
Reinvested capital gains .............................       33,700       50,696            -           -
                                                         ----------   ----------   ----------   ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...............     (110,857)     323,181       69,657      76,888
                                                         ----------   ----------   ----------   ---------

EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ....................................      860,719      826,946       73,779      35,071
Transfers between funds ..............................     (784,407)     (22,534)     (31,631)     20,148
Redemptions ..........................................   (1,841,069)  (3,547,879)    (511,752)   (253,624)
Annuity benefits .....................................       (8,824)      (8,999)          -           -
Annual contract maintenance charge (note 2) ..........       (6,389)      (9,283)      (2,620)     (3,121)
Contingent deferred sales charges (note 2) ...........       (2,323)      (3,492)        (405)       (263)
Adjustments to maintain reserves .....................          913        1,150         (103)         16
                                                         ----------   ----------   ----------   ---------
    Net equity transactions ..........................   (1,781,380)  (2,764,091)    (472,732)   (201,773)
                                                         ----------   ----------   ----------   ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ................   (1,892,237)  (2,440,910)    (403,075)   (124,885)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ..........    8,565,606   11,006,516    2,010,640   2,135,525
                                                         ----------   ----------   ----------   ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ................    6,673,369    8,565,606    1,607,565   2,010,640
                                                         ==========   ==========   ==========   =========

See accompanying notes to financial statements.

                              MFS VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

     (b) The Contracts

         Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

              MFS Series Trust IV - MFS(R) Money Market Fund (MFSMyMkt)

              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

              Massachusetts Investors Trust - Class A (MFSInvTr)

              MFS(R) Bond Fund - Class A (MFSBdFd)

              MFS(R) Emerging Growth Fund - Class A (MFSEmGro)

              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)

              MFS(R) High Income Fund - Class A (MFSHiInc)

              MFS(R) Research Fund - Class A (MFSRsrch)

              MFS(R) Total Return Fund - Class A (MFSTotRe)

              MFS(R) World Governments Fund - Class A (MFSWdGvt)

              Nationwide Separate Account Trust - Money Market Fund (NSATMyMkt)
                (managed for a fee by an affiliated investment advisor)

         At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract holders, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for Federal income tax purposes. However, for 1981, IR-82-19 did provide limited relief from the ruling. Therefore, the Company maintained a capital gain reserve liability, for all realized and unrealized capital gains existing on or before December 31, 1981.

         During 1982 and most of 1983, the Company continued to maintain contract values which reflected a capital gain reserve liability for those contracts and contract values affected by Rev. Rul. 81-225. On December 16, 1983, the Company adjusted the affected (81-225) contract values in order to treat the respective contract owners as the owners of the underlying shares for Federal income tax purposes, as intended by the ruling. As a result of this adjustment, contract owners' equity was restored with amounts previously deducted to maintain the capital gain reserve liability.

         Because of the aforementioned, the Company no longer provides for income taxes within the Account. Presently, taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current period presentation.

(2)  EXPENSES

     Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses.The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owner's contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered; no sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.20%, respectively. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include: (a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively.

     The following provides mortality, expense and administration charges by contract type:

                                   TOTAL    MFSMyMkt    MFSGrStk     MFSInvTr    MFSBdFd   MFSEmGro
                             ----------------------------------------------------------------------
     Non-Spectrum..........  $     7,145       1,774         981          390        457          -
     Spectrum..............  $ 6,379,466     743,925     610,905      654,266    396,245    203,090
                             ----------------------------------------------------------------------
         Total.............  $ 6,386,611     745,699     611,886      654,656    396,702    203,090
                             ======================================================================

                                MFSGrOpp    MFSHiInc    MFSRsrch     MFSTotRe   MFSWdGvt   SATMyMkt
                             ----------------------------------------------------------------------
     Non-Spectrum..........  $     2,660         245         508          130          -          -
     Spectrum..............  $ 1,645,003     429,680     653,475      921,479     97,514     23,884
                             ----------------------------------------------------------------------
         Total.............  $ 1,647,663     429,925     653,983      921,609     97,514     23,884
                             ======================================================================

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1997, for each series, in both the accumulation and payout phases. Due to the nature of money market funds, an 81-225 adjustment (See note 1(d)) was not required for either the MFS Series Trust IV - MFS(R) Money Market Fund or the Nationwide Separate Account Trust - Money Market Fund.

                                                                                                       ANNUAL
     Contract owners' equity represented by:                  UNITS      UNIT VALUE                    RETURN
                                                            ---------   ------------                   ------
      Contracts in accumulation phase:
         MFS Series Trust IV -
         MFS(R) Money Market Fund:
            Non-tax qualified ...........................       6,828   $  36.580276    $   249,770      4%
            Tax qualified spectrum ......................   1,143,756      31.101395     35,572,407      4%
            Non-tax qualified spectrum ..................     556,766      31.123008     17,328,233      4%

         Massachusetts Investors Growth
         Stock Fund - Class A:
            Non-tax qualified ...........................         850     138.838952        118,013     47%
            Tax qualified spectrum ......................     289,531     146.486721     42,412,447     46%
            Non-tax qualified spectrum ..................      88,204     124.301472     10,963,887     46%
            Non-tax qualified spectrum (81-225) .........       4,090     135.410415        553,829     46%

         Massachusetts Investors Trust - Class A:
            Tax qualified ...............................          16     164.129808          2,626     30%
            Non-tax qualified ...........................         289     154.878002         44,760     30%
            Tax qualified spectrum ......................     312,848     131.320106     41,083,233     30%
            Non-tax qualified spectrum ..................     103,123     117.825672     12,150,537     30%
            Non-tax qualified spectrum (81-225) .........       1,827     125.178102        228,700     30%

         MFS(R) Bond Fund - Class A:
            Non-tax qualified ...........................         595      57.243116         34,060      9%
            Tax qualified spectrum ......................     453,678      48.946623     22,206,006      9%
            Non-tax qualified spectrum ..................     147,342      48.906597      7,205,996      9%
            Non-tax qualified spectrum (81-225) .........         789      49.097863         38,738      9%

         MFS(R) Emerging Growth Fund - Class A:
            Tax qualified spectrum ......................     385,073      40.798757     15,710,500     19%
            Non-tax qualified spectrum (81-225) .........         674      40.798757         27,498     19%

         MFS(R) Growth Opportunities Fund - Class A:
            Non-tax qualified ...........................       1,008     152.474948        153,695     22%
            Tax qualified spectrum ......................     732,936     141.368069    103,613,747     22%
            Non-tax qualified spectrum ..................     172,812     120.084102     20,751,974     22%
            Non-tax qualified spectrum (81-225) .........      12,840     132.499304      1,701,291     22%

         MFS(R) High Income Fund - Class A:
            Non-tax qualified ...........................         358      72.045586         25,792     12%
            Tax qualified spectrum ......................     332,136      62.966234     20,913,353     11%
            Non-tax qualified spectrum ..................     154,453      62.010978      9,577,782     11%
            Non-tax qualified spectrum (81-225) .........       4,996      62.966234        314,579     11%

                                                                     (Continued)

         MFS(R) Research Fund - Class A:
            Non-tax qualified .............................       390       148.464541         57,901        19%
            Tax qualified spectrum ........................   265,836       146.156474     38,853,652        19%
            Non-tax qualified spectrum ....................    93,659       127.707031     11,960,913        19%
            Non-tax qualified spectrum (81-225) ...........     1,318       144.450450        190,386        19%

         MFS(R) Total Return Fund - Class A:
            Tax qualified .................................       131       108.143295         14,167        19%
            Tax qualified spectrum ........................   570,631        98.832664     56,396,982        19%
            Non-tax qualified spectrum ....................   145,316        95.666722     13,901,905        19%
            Non-tax qualified spectrum (81-225) ...........       805        97.871152         78,786        19%

         MFS(R) World Governments Fund - Class A:
            Tax qualified spectrum ........................   115,417        50.368842      5,813,421       (1)%
            Non-tax qualified spectrum ....................    15,550        49.106357        763,604       (1)%
            Non-tax qualified spectrum (81-225) ...........       666        50.290543         33,494       (1)%

         Nationwide Separate Account Trust -
         Money Market Fund:
            Tax qualified spectrum ........................    41,782        23.669908        988,976         4%
            Non-tax qualified spectrum ....................    26,117        23.685302        618,589         4%
                                                             ========       ==========

      Reserves for annuity contracts in payout phase:
            Tax qualified .................................                                    57,958
            Non-tax qualified .............................                                    59,810
            Tax qualified spectrum ........................                                 2,494,828
            Non-tax qualified spectrum ....................                                 1,166,344
            Non-tax qualified spectrum (81-225) ...........                                     5,485
                                                                                         ------------
                                                                                         $496,440,654
                                                                                         ============

                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of MFS Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of MFS Variable Account as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of MFS Variable Account as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

NATIONWIDE LIFE INSURANCE COMPANY
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